Note 11 - Income Taxes - Non-capital and Non-operating Loss Carryforwards (Details)	Dec. 31, 2017 USD ($)
Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Non-capital loss carryforward	$ 6,526,850
Foreign Tax Authority [Member] | Tax Year 2035 [Member] | Canada Revenue Agency [Member]
Non-capital loss carryforward	465,790
Foreign Tax Authority [Member] | Tax Year 2036 [Member] | Canada Revenue Agency [Member]
Non-capital loss carryforward	1,945,020
Foreign Tax Authority [Member] | Tax Year 2037 [Member] | Canada Revenue Agency [Member]
Non-capital loss carryforward	4,116,040
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Non-operating loss carryforward	5,008,180
Domestic Tax Authority [Member] | Tax Year 2035 [Member] | Internal Revenue Service (IRS) [Member]
Non-operating loss carryforward	856,300
Domestic Tax Authority [Member] | Tax Year 2036 [Member] | Internal Revenue Service (IRS) [Member]
Non-operating loss carryforward	1,484,640
Domestic Tax Authority [Member] | Tax Year 2037 [Member] | Internal Revenue Service (IRS) [Member]
Non-operating loss carryforward	$ 2,667,240